Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Liabilities and Other Liabilities [Abstract]
Other Current Liabilities [Table Text Block]

	As of December 31,
(in thousands of U.S. dollars)	2018	2017
Accrued administrative expenses	$1,058	$1,757
Accrued operating expense	1,946	1,195
Current tax payable	1,375	1,324
Refund liabilities (note 5)	1,834	—
Advance for refundable value added tax (note 10)	429	—
Other accrued liabilities	801	2,863
Other payables	15	5,903
Total accrued liabilities and other payables	$7,458	$13,042